Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 368,666	$ 268,492
Short-term deposits	29,886	16,881
Marketable securities	6,600	9,913
Trade receivables (net of allowances for doubtful accounts of $6,910 and $5,195 as of December 31, 2019 and 2018, respectively)	486,007	441,468
Prepaid expenses and other accounts receivable	65,709	40,464
Inventories	8,636	3,882
Total current assets	965,504	781,100
LONG-TERM ASSETS:
Deferred taxes	38,865	14,214
Prepaid expenses, other accounts receivable and other investments	22,205	23,121
Total long-term assets	61,070	37,335
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD	26,021	25,710
OPERATING LEASE RIGHT-OF-USE ASSETS	104,130
PROPERTY, PLANTS AND EQUIPMENT, NET	43,059	29,182
INTANGIBLE ASSETS, NET	165,280	150,306
GOODWILL	724,193	640,918
Total assets	2,089,257	1,664,551
CURRENT LIABILITIES:
Credit from banks and others	125,297	71,180
Debentures	31,362	55,822
Current maturities of operating lease liabilities	35,673
Trade payables	125,163	118,786
Deferred revenues	93,512	59,509
Employees and payroll accrual	142,033	114,904
Other accounts payable	63,172	53,790
Dividend payable	7,081	5,015
Liabilities in respect of business combinations	8,431	5,602
Put options of non-controlling interests	39,668	40,926
Total current liabilities	671,392	525,534
LONG-TERM LIABILITIES:
Loans from banks and others	162,062	139,527
Debentures	175,411	114,902
Long-term operating lease liabilities	73,686
Other long-term liabilities	8,311	8,734
Deferred taxes	53,854	34,819
Deferred revenues	6,491	4,906
Liability in respect of business combinations	14,895	6,125
Put options of non-controlling interests	15,182	15,723
Employee benefit liabilities	11,639	8,884
Total long-term liabilities	521,531	333,620
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at December 31, 2019 and 2018; Issued: 15,862,887 and 15,318,958 at December 31, 2019 and 2018, respectively; Outstanding: 15,294,267 and 14,750,338 at December 31, 2019 and 2018, respectively	4,340	4,190
Additional paid-in capital	120,737	98,008
Retained earnings	285,146	262,557
Accumulated other comprehensive income	11,676	3,134
Treasury shares (568,620 shares as of December 31, 2019 and 2018)	259	259
Total equity attributable to Formula Systems (1985) Ltd.'s shareholders	421,640	367,630
Non-controlling interests	474,694	437,767
Total equity	896,334	805,397
Total liabilities and equity	$ 2,089,257	$ 1,664,551